Intangible assets, net (FY)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
7. Intangible assets, net
Intangible assets, net consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021
Capitalized software	$1,152	$1,087
Other intangible assets	45	35
Total intangible assets	1,197	1,122
Less: Accumulated amortization	(953)	(850)
Intangible assets, net	$244	$272
Amortization expense for the years ended December 31, 2022, 2021 and 2020 was $0.1 million, respectively.